Land Use Rights (Details 1)	6 Months Ended
Jun. 30, 2018 LandArea
Longshan Road, Economic development District, Taihu County 1 [Member]
Land Use Rights [Line Items]
Expiry date of tenure	May 23, 2062
Land area (m2)	2,440
Longshan Road, Economic development District, Taihu County 2 [Member]
Land Use Rights [Line Items]
Expiry date of tenure	Nov. 06, 2061
Land area (m2)	7,405